Stock-Based Compensation (Schedule of stock options Outstanding and Exercisable) (Details) (Stock Options [Member], USD $)	12 Months Ended
Mar. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	11,894,205
Number Exercisable	5,543,002
$ 0.17 - $ 0.48 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 0.17
Exercise Price, maximum	$ 0.48
Number Outstanding	10,523,036
Weighted-Average Remaining Contractual Life (Years)	8 years 10 months 24 days
Weighted-Average Exercise Price	$ 0.27
Number Exercisable	4,428,083
Weighted-Average Exercise Price	$ 0.27
$ 0.52 - $ 0.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 0.52
Exercise Price, maximum	$ 0.98
Number Outstanding	1,234,469
Weighted-Average Remaining Contractual Life (Years)	6 years 3 months 18 days
Weighted-Average Exercise Price	$ 0.66
Number Exercisable	987,594
Weighted-Average Exercise Price	$ 0.66
$ 1.05 - $ 2.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 1.05
Exercise Price, maximum	$ 2.20
Number Outstanding	48,600
Weighted-Average Remaining Contractual Life (Years)	6 years 4 months 24 days
Weighted-Average Exercise Price	$ 1.64
Number Exercisable	39,225
Weighted-Average Exercise Price	$ 1.69
$ 4.30 - $ 8.31 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 4.30
Exercise Price, maximum	$ 8.31
Number Outstanding	88,100
Weighted-Average Remaining Contractual Life (Years)	2 years 3 months 18 days
Weighted-Average Exercise Price	$ 4.74
Number Exercisable	88,100
Weighted-Average Exercise Price	$ 4.74